COMMITMENTS AND CONTINGENT LIABILITIES - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Contingent liability as guarantor for housing and education loans to employees	$ 37	¥ 3,000
Purchase obligations, mainly for raw materials	97,232	7,973,000
Operating lease agreements rental payments	$ 29,354	¥ 2,407,000	¥ 2,103,000	¥ 2,264,000